UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 1.656%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$564	$ 50,400
Series 4791, Class JI, 4.00%, 5/15/48	6,979	1,547,168
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53(3)	7,070	7,204,805
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	8,871	1,601,086
Series 2010-109, Class PS, 1.156%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,227	74,360
Series 2018-21, Class IO, 3.00%, 4/25/48	7,857	1,368,191
Series 2018-58, Class BI, 4.00%, 8/25/48	1,293	270,945
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53(3)	7,070	7,174,437
Sereis 2023-151, Class GL, 6.50%, 10/20/53(3)	5,096	5,171,340
Series 2023-155, Class CH, 6.50%, 10/20/53(3)	19,303	19,598,919
Series 2023-165, Class EY, 6.50%, 11/20/53(3)	35,330	35,891,118
Series 2023-169, Class JW, 6.50%, 11/20/53(3)	3,600	3,661,321
Series 2024-1, Class GL, 6.00%, 1/20/54(3)	3,616	3,550,751
Series 2024-3, Class CY, 6.00%, 1/20/54(3)	1,516	1,488,716
Series 2024-6, Class CB, 6.00%, 1/20/54(3)	6,573	6,453,310
Series 2024-6, Class LB, 6.00%, 1/20/54(3)	1,288	1,264,258
Series 2024-25, Class GL, 6.00%, 2/20/54	2,208	2,159,703
PNMAC GMSR Issuer Trust, 2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(4)	6,442	6,492,847
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(5)(6)	45,442	40,571,833
Total Collateralized Mortgage Obligations (identified cost $173,319,804)		$ 145,595,508

Common Stocks — 7.6%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	10,954,272	$ 7,844,031
		$ 7,844,031
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	5,391,218	$ 21,526,972
Galaxy Cosmos Mezz PLC	48,440	40,544
Sunrisemezz PLC	272,828	99,435
		$ 21,666,951
Security	Shares	Value
Georgia — 1.0%
Bank of Georgia Group PLC	137,373	$ 9,198,365
Georgia Capital PLC(7)	579,892	9,852,457
TBC Bank Group PLC	217,683	9,391,732
		$ 28,442,554
Greece — 2.2%
Alpha Services and Holdings SA(7)	1,820,600	$ 3,074,297
Athens International Airport SA(7)	45,135	400,277
Cenergy Holdings SA	226,100	1,908,721
Eurobank Ergasias Services and Holdings SA, Class A(7)	3,074,700	6,577,540
Hellenic Telecommunications Organization SA	325,212	4,940,506
Ideal Holdings SA	45,400	302,426
JUMBO SA	203,438	6,331,520
Motor Oil (Hellas) Corinth Refineries SA	109,300	3,171,231
Mytilineos SA	145,257	5,893,093
National Bank of Greece SA(7)	837,127	6,736,963
OPAP SA	233,095	3,877,907
Optima bank SA(7)	186,213	2,112,823
Piraeus Financial Holdings SA(7)	3,371,096	13,504,448
Public Power Corp. SA(7)	186,100	2,221,371
Titan Cement International SA	7,468	236,387
		$ 61,289,510
Iceland — 0.2%
Arion Banki Hf.(5)	1,970,378	$ 2,000,916
Eik fasteignafelag Hf.	6,056,328	417,606
Eimskipafelag Islands Hf.	483,446	1,115,798
Hagar Hf.	1,926,423	1,020,598
Islandsbanki Hf.	1,104,783	813,167
Reginn Hf.(7)	2,864,793	456,331
Reitir fasteignafelag Hf.	1,754,792	937,141
Siminn Hf.	3,351,976	237,572
		$ 6,999,129
Poland — 2.3%
Alior Bank SA(7)	66,107	$ 1,684,094
Allegro.eu SA(5)(7)	417,704	3,482,025
AmRest Holdings SE(7)	56,376	365,292
Asseco Poland SA	40,317	792,350
Bank Millennium SA(7)	450,948	1,026,756
Bank Polska Kasa Opieki SA	140,796	5,828,996
Budimex SA	10,034	1,697,382
CCC SA(7)	38,148	884,267
CD Projekt SA	50,560	1,470,908
Cyfrowy Polsat SA(7)	196,985	485,455
Dino Polska SA(5)(7)	37,998	3,640,304

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Enea SA(7)	202,252	$ 421,942
Eurocash SA	61,718	207,492
Grupa Azoty SA(7)	34,078	184,065
Grupa Kety SA	7,490	1,552,037
Jastrzebska Spolka Weglowa SA(7)	41,170	309,944
KGHM Polska Miedz SA	102,976	3,540,278
KRUK SA	12,056	1,370,415
LPP SA	820	3,159,616
mBank SA(7)	11,202	1,881,249
Orange Polska SA	473,873	916,016
ORLEN SA	415,272	6,770,754
Pepco Group NV(7)(8)	125,339	590,943
PGE Polska Grupa Energetyczna SA(7)	704,333	1,049,804
Powszechna Kasa Oszczednosci Bank Polski SA	654,320	9,714,770
Powszechny Zaklad Ubezpieczen SA	487,100	6,130,586
Santander Bank Polska SA	26,855	3,680,020
Tauron Polska Energia SA(7)	791,900	568,361
Text SA	13,085	289,734
Warsaw Stock Exchange	20,509	227,140
XTB SA(5)	38,845	607,070
		$ 64,530,065
United Kingdom — 0.0%(9)
Tesnik Cuatro Ltd.(10)	584,285	$ 367,399
		$ 367,399
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(7)	488,725	$ 1,755,786
Duc Giang Chemicals JSC	238,600	1,113,603
FPT Corp.	1,500,675	7,801,532
FPT Digital Retail JSC	85,200	539,628
Gemadept Corp.	193,900	641,760
Hoa Phat Group JSC(7)	1,781,421	1,994,361
KIDO Group Corp.	42,590	104,848
Masan Group Corp.(7)	167,040	441,156
Mobile World Investment Corp.	1,186,200	2,558,630
Phu Nhuan Jewelry JSC	525,166	2,024,400
Refrigeration Electrical Engineering Corp.	642,424	1,668,098
SSI Securities Corp.	280,688	388,594
Vietnam Dairy Products JSC	389,696	998,049
Vingroup JSC(7)	513,852	898,687
		$ 22,929,132
Total Common Stocks (identified cost $175,412,499)		$ 214,068,771

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(9)
Sunac China Holdings Ltd., 1.00%, 9/30/32(8)(11)	USD	900	$ 49,498
			$ 49,498
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(8)	USD	4,605	$ 4,514,558
			$ 4,514,558
Total Convertible Bonds (identified cost $5,400,052)			$ 4,564,056

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.0%(9)
Coruripe Netherlands BV:
10.00%, 2/10/27(5)	USD	357	$ 319,258
10.00%, 2/10/27(8)	USD	882	788,754
			$ 1,108,012
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	2,385	$ 119,250
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(12)	USD	7,800	273,000
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(11)	USD	746	78,346
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(11)	USD	747	72,965
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(11)	USD	1,496	119,675
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(11)	USD	2,247	167,530
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(11)	USD	2,249	149,019
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(11)	USD	1,058	58,183
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(12)	USD	6,284	162,756
6.75%, 7/16/23(8)(12)	USD	4,471	100,598
			$ 1,301,322

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 1.1%
Bank of Georgia JSC:
9.50% to 7/16/29(5)(13)(14)	USD	480	$ 476,558
9.50% to 7/16/29(8)(13)(14)	USD	20,790	20,640,936
TBC Bank JSC, 10.25% to 7/30/29(8)(13)(14)	USD	11,120	11,110,878
			$ 32,228,372
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(14)	EUR	3,382	$ 3,809,821
			$ 3,809,821
Iceland — 0.0%
Wow Air Hf.:
0.00% (10)(12)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(12)(13)	EUR	5,500	0
			$ 0
India — 0.0%(9)
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(8)	USD	1,041	$ 976,129
			$ 976,129
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	10,204,000	$ 22,820,155
			$ 22,820,155
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(12)	USD	5,542	$ 83,135
10.00%, 12/19/22(8)(12)	USD	2,697	40,453
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(5)	USD	2,068	1,706,100
			$ 1,829,688
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	2,262	$ 1,853,935
			$ 1,853,935
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 12,540,037
			$ 12,540,037
Security	Principal Amount (000's omitted)		Value
Saint Lucia — 0.0%(9)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	1	$ 532
			$ 532
Supranational — 0.4%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	8,700	$ 8,700,687
17.35%, 3/1/27(8)	USD	3,200	3,149,165
			$ 11,849,852
Tunisia — 0.0%(9)
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 431,945
			$ 431,945
United Arab Emirates — 1.3%
Abu Dhabi Developmental Holding Co. PJSC, 5.50%, 5/8/34(5)	USD	36,338	$ 36,158,854
			$ 36,158,854
Uzbekistan — 0.7%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 1,960,361
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	228,330,000	18,106,814
			$ 20,067,175
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(12)	USD	8,079	$ 1,009,907
6.00%, 5/16/24(8)(12)	USD	3,960	495,000
6.00%, 11/15/26(8)(12)	USD	3,960	495,990
8.50%, 10/27/20(8)(12)	USD	2,736	2,158,899
9.00%, 11/17/21(8)(12)	USD	3,960	529,988
9.75%, 5/17/35(8)(12)	USD	3,960	601,920
12.75%, 2/17/22(8)(12)	USD	3,940	608,792
			$ 5,900,496
Total Foreign Corporate Bonds (identified cost $184,490,686)			$ 152,876,325

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(10)(15)	UZS	316,179,530	$ 26,935,425
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(10)(15)	UZS	331,541,810	27,203,861
Total Loan Participation Notes (identified cost $56,417,884)			$ 54,139,286

Reinsurance Side Cars — 1.5%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(5)(10)(16)(17)	326,007	$ 93,564
Series 2022A, 0.00%, 3/20/26(5)(10)(16)(17)	230,974	133,411
Series 2022B, 0.00%, 3/20/26(5)(10)(16)(17)	463,327	263,123
Series 2024A, 0.00%, 3/17/28(5)(10)(16)(17)	13,000,000	13,417,300
Mt. Logan Re Ltd., Series A-1(7)(10)(17)(18)	8,600	11,815,016
PartnerRe ILS Fund SAC Ltd.(10)(17)(18)	13,000,000	13,449,800
Sussex Capital Ltd.:
Designated Investment Series 14(7)(10)(17)(18)	1,114	24,047
Designated Investment Series 14(7)(10)(17)(18)	1,081	305,880
Series 14, Preference Shares(10)(17)(18)	1,466	1,864,819
Total Reinsurance Side Cars (identified cost $38,845,800)		$ 41,366,960

Senior Floating-Rate Loans — 0.6%(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(9)
Desa LLC, Term Loan, 2.50%, 6/30/24(10)(20)	$426	$ 407,885
		$ 407,885
Tanzania — 0.6%
Tanzania, Term Loan, 10.696%, (SOFR + 5.45%), 2/27/31	$16,200	$ 16,159,500
		$ 16,159,500
Total Senior Floating-Rate Loans (identified cost $16,621,974)		$ 16,567,385

Sovereign Government Bonds — 51.5%
Security	Principal Amount (000's omitted)		Value
Albania — 2.1%
Albania Government International Bonds:
3.50%, 6/16/27(8)	EUR	304	$ 314,978
3.50%, 11/23/31(8)	EUR	9,744	9,372,649
5.90%, 6/9/28(8)	EUR	39,296	43,234,654
Albanian Government Bonds, 5.25%, 1/26/29	ALL	506,700	5,452,717
			$ 58,374,998
Angola — 1.7%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	17,010	$ 15,433,853
9.125%, 11/26/49(8)	USD	18,421	15,373,614
9.375%, 5/8/48(8)	USD	20,954	17,871,038
			$ 48,678,505
Argentina — 0.3%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	5,449	$ 5,030,271
3.00%, 5/31/26	USD	5,535	4,360,425
			$ 9,390,696
Armenia — 2.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,512,674
9.25%, 4/29/28	AMD	5,316,340	13,531,966
9.60%, 10/29/33	AMD	12,278,380	31,673,475
9.75%, 10/29/50	AMD	1,586,875	4,132,307
9.75%, 10/29/52	AMD	1,720,950	4,474,681
			$ 55,325,103
Bahamas — 0.5%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	8,125	$ 7,266,685
8.95%, 10/15/32(8)	USD	6,418	6,191,606
			$ 13,458,291
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	7,111	$ 6,734,117
			$ 6,734,117

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Benin — 2.7%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	19,208	$ 17,420,383
4.95%, 1/22/35(8)	EUR	24,515	21,198,887
6.875%, 1/19/52(8)	EUR	37,044	32,262,596
7.96%, 2/13/38(8)	USD	4,920	4,651,122
			$ 75,532,988
Cameroon — 0.5%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(8)	EUR	15,891	$ 13,325,358
			$ 13,325,358
China — 1.4%
China Government Bonds:
2.67%, 11/25/33	CNY	141,300	$ 20,024,801
3.00%, 10/15/53	CNY	120,500	18,238,412
			$ 38,263,213
Colombia — 1.2%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	46,839,800	$ 8,313,580
9.25%, 5/28/42	COP	118,815,500	25,919,769
			$ 34,233,349
Dominican Republic — 3.4%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	128,350	$ 2,046,111
8.00%, 2/12/27(8)	DOP	621,240	9,910,058
11.25%, 9/15/35(5)	DOP	289,800	5,234,277
11.25%, 9/15/35(8)	DOP	116,200	2,098,768
12.00%, 8/8/25(5)	DOP	535,040	9,312,346
12.75%, 9/23/29(5)	DOP	1,010,500	19,578,961
13.00%, 6/10/34(8)	DOP	402,900	8,247,365
13.625%, 2/3/33(8)	DOP	45,000	919,211
13.625%, 2/3/33(5)	DOP	827,650	16,906,335
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	46,050	741,295
12.00%, 10/3/25(5)	DOP	379,500	6,619,342
13.00%, 12/5/25(5)	DOP	497,230	8,738,471
13.00%, 1/30/26(5)	DOP	342,670	6,045,362
			$ 96,397,902
Security	Principal Amount (000's omitted)		Value
Ecuador — 2.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	57,236	$ 31,327,514
2.50% to 7/31/24, 7/31/40(8)(21)	USD	296	123,504
2.50% to 7/31/24, 7/31/40(8)(21)	USD	2,242	934,830
2.50% to 7/31/24, 7/31/40(8)(21)	USD	3,486	1,453,546
2.50% to 7/31/24, 7/31/40(8)(21)	USD	5,975	3,070,960
3.50% to 7/31/24, 7/31/35(8)(21)	USD	26,353	14,539,236
6.00% to 7/31/24, 7/31/30(8)(21)	USD	14,347	10,127,069
			$ 61,576,659
El Salvador — 0.9%
El Salvador Government International Bonds:
6.375%, 1/18/27(8)	USD	6,520	$ 5,804,530
7.625%, 2/1/41(8)	USD	7,942	5,491,401
7.65%, 6/15/35(8)	USD	534	387,002
8.25%, 4/10/32(8)	USD	17,250	13,881,353
			$ 25,564,286
Ethiopia — 1.6%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(12)	USD	65,040	$ 46,065,230
			$ 46,065,230
Ghana — 2.0%
Ghana Government International Bonds:
6.375%, 2/11/27(8)(12)	USD	7,300	$ 3,534,470
7.625%, 5/16/29(8)(12)	USD	20,259	9,870,185
7.75%, 4/7/29(8)(12)	USD	10,826	5,281,572
7.875%, 3/26/27(8)(12)	USD	2,904	1,419,275
7.875%, 2/11/35(8)(12)	USD	7,615	3,712,313
8.125%, 1/18/26(8)(12)	USD	5,386	2,706,040
8.125%, 3/26/32(8)(12)	USD	12,023	5,858,387
8.625%, 4/7/34(8)(12)	USD	13,204	6,456,756
8.627%, 6/16/49(8)(12)	USD	8,126	3,865,985
8.75%, 3/11/61(8)(12)	USD	13,017	6,334,398
8.875%, 5/7/42(8)(12)	USD	6,584	3,196,598
8.95%, 3/26/51(8)(12)	USD	9,370	4,552,667
			$ 56,788,646
Greece — 0.1%
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	579,743	$ 1,732,364
			$ 1,732,364

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Iceland — 1.9%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 30,247,752
6.50%, 1/24/31	ISK	1,273,622	8,684,797
7.00%, 9/17/35	ISK	2,076,207	14,826,879
			$ 53,759,428
Indonesia — 1.3%
Indonesia Treasury Bonds:
7.125%, 6/15/42	IDR	101,384,000	$ 6,166,948
7.125%, 6/15/43	IDR	464,841,000	28,498,956
7.375%, 5/15/48	IDR	36,392,000	2,290,838
			$ 36,956,742
Ivory Coast — 1.2%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(8)	EUR	21,739	$ 18,198,212
6.875%, 10/17/40(8)	EUR	6,307	5,652,622
8.25%, 1/30/37(8)	USD	10,877	10,425,604
			$ 34,276,438
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	4,016	$ 3,966,141
			$ 3,966,141
Kenya — 3.9%
Republic of Kenya Government International Bonds:
8.25%, 2/28/48(8)	USD	3,677	$ 3,105,815
9.75%, 2/16/31(8)	USD	53,560	53,760,850
Republic of Kenya Infrastructure Bonds, 18.461%, 8/9/32	KES	6,838,750	52,783,905
			$ 109,650,570
Montenegro — 0.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	4,040	$ 3,947,027
7.25%, 3/12/31(8)	USD	14,446	14,467,582
			$ 18,414,609
Nigeria — 0.0%(9)
Nigeria Government International Bonds, 8.25%, 9/28/51(8)	USD	1,404	$ 1,104,864
			$ 1,104,864
Security	Principal Amount (000's omitted)		Value
North Macedonia — 1.7%
North Macedonia Government International Bonds:
1.625%, 3/10/28(8)	EUR	24,292	$ 22,699,719
3.675%, 6/3/26(8)	EUR	2,343	2,437,248
6.96%, 3/13/27(8)	EUR	20,719	23,158,669
			$ 48,295,636
Panama — 1.0%
Panama Government International Bonds:
2.252%, 9/29/32	USD	6,997	$ 4,856,279
3.16%, 1/23/30	USD	14,293	11,678,450
7.50%, 3/1/31	USD	12,073	12,239,620
			$ 28,774,349
Paraguay — 0.8%
Paraguay Government Bonds, 7.90%, 2/9/31(5)	PYG	166,288,000	$ 22,968,354
			$ 22,968,354
Peru — 0.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	11,066	$ 2,542,245
6.15%, 8/12/32	PEN	5,374	1,348,672
6.35%, 8/12/28	PEN	28,346	7,673,733
7.30%, 8/12/33(5)(8)	PEN	49,689	13,303,013
			$ 24,867,663
Serbia — 5.4%
Serbia International Bonds:
1.50%, 6/26/29(8)	EUR	15,362	$ 13,760,667
1.65%, 3/3/33(8)	EUR	9,131	7,218,143
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,306,760	35,867,199
7.00%, 10/26/31	RSD	9,588,280	93,449,241
			$ 150,295,250
Sri Lanka — 2.0%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(12)	USD	9,753	$ 5,569,323
6.20%, 5/11/27(8)(12)	USD	14,900	8,495,492
6.35%, 6/28/24(8)(12)	USD	8,675	4,924,263
6.75%, 4/18/28(8)(12)	USD	1,800	1,026,637
6.825%, 7/18/26(8)(12)	USD	38,017	21,775,658
6.85%, 3/14/24(8)(12)	USD	4,733	2,702,718
6.85%, 11/3/25(8)(12)	USD	20,479	11,738,743
			$ 56,232,834

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 2.6%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(5)	USD	33,349	$ 25,128,471
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	50,231	46,639,858
			$ 71,768,329
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	841	$ 777,925
			$ 777,925
Tunisia — 0.7%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 3,025,598
4.20%, 3/17/31	JPY	60,000	234,537
5.75%, 1/30/25(8)	USD	5,665	5,343,228
6.375%, 7/15/26(8)	EUR	12,019	10,775,389
			$ 19,378,752
Ukraine — 0.5%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	59,167	$ 1,181,700
19.19%, 9/30/26	UAH	77,738	1,524,718
Ukraine Government International Bonds:
4.375%, 1/27/32(8)(12)	EUR	759	198,613
6.876%, 5/21/31(8)(12)	USD	357	90,366
7.253%, 3/15/35(8)(12)	USD	21,719	5,436,961
7.375%, 9/25/34(8)(12)	USD	4,200	1,055,250
7.75%, 9/1/25(8)(12)	USD	178	56,695
7.75%, 9/1/26(8)(12)	USD	717	211,090
7.75%, 9/1/29(8)(12)	USD	4,322	1,233,110
9.75%, 11/1/30(8)(12)	USD	12,666	3,903,028
			$ 14,891,531
Uruguay — 1.7%
Uruguay Government Bonds:
3.875%, 7/2/40(22)	UYU	623,178	$ 17,572,788
8.25%, 5/21/31	UYU	10,704	266,296
9.75%, 7/20/33	UYU	1,130,374	30,749,327
			$ 48,588,411
Uzbekistan — 1.1%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(8)	UZS	4,180,000	$ 328,453
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds: (continued)
16.25%, 10/12/26(8)	UZS	367,300,000	$ 29,250,374
			$ 29,578,827
Venezuela — 0.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(12)	USD	6,031	$ 980,210
7.00%, 3/31/38(8)(12)	USD	4,698	808,713
7.65%, 4/21/25(8)(12)	USD	11,631	2,125,744
7.75%, 10/13/19(8)(12)	USD	1,608	277,246
8.25%, 10/13/24(8)(12)	USD	13,055	2,405,016
9.00%, 5/7/23(8)(12)	USD	3,806	750,897
9.25%, 9/15/27(12)	USD	14,820	3,183,336
9.25%, 5/7/28(8)(12)	USD	11,235	2,226,730
9.375%, 1/13/34(12)	USD	1,557	323,086
11.75%, 10/21/26(8)(12)	USD	1,997	433,844
11.95%, 8/5/31(8)(12)	USD	3,851	834,900
12.75%, 8/23/22(8)(12)	USD	1,882	404,801
			$ 14,754,523
Zambia — 0.7%
Zambia Government International Bonds:
5.375%, 9/20/22(8)(12)	USD	5,132	$ 3,398,257
8.50%, 4/14/24(8)(12)	USD	14,633	10,784,009
8.97%, 7/30/27(8)(12)	USD	5,424	3,988,050
			$ 18,170,316
Total Sovereign Government Bonds (identified cost $1,395,098,107)			$1,448,913,197

Sovereign Loans — 3.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	4,524	$ 5,383,266
			$ 5,383,266
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	3,947	$ 3,968,241
			$ 3,968,241

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.8%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	76,489	$ 78,213,866
			$ 78,213,866
Total Sovereign Loans (identified cost $85,735,387)			$ 87,565,373

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(23)(24) Series 2018-3, Class A, 2.876%, 5/24/44(5)(6)	$100,454	$ 5,733,898
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $21,126,688)		$ 5,733,898

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(7)(10)	5,728,000	$ 0
Alpha Holding SA, Escrow Certificates(7)(10)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 18.5%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(25)	36,275,308	$ 36,275,308
Total Affiliated Fund (identified cost $36,275,308)		$ 36,275,308

Repurchase Agreements — 3.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 4/10/24 with an interest rate of 2.00%, collateralized by USD 2,000,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $2,055,764(26)	USD	1,788	$ 1,787,500
Barclays Bank PLC:
Dated 12/15/23 with an interest rate of 4.95%, collateralized by USD 3,649,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,931,249(26)	USD	3,152	3,151,824
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,112,540(26)	EUR	3,086	3,293,648
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,745,110(26)	EUR	1,751	1,868,134
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $5,817,034(26)	EUR	5,835	6,227,115
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 1,017,700,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $48,920,533(26)	MXN	917,505	53,558,961
Nomura International PLC:
Dated 12/18/23 with an interest rate of 4.75%, collateralized by USD 4,379,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,517,659(26)	USD	3,787	3,786,918
Dated 12/18/23 with an interest rate of 4.85%, collateralized by USD 8,762,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $7,305,575(26)	USD	8,030	8,030,031
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,951,175(26)	USD	3,240	3,239,738
Dated 12/19/23 with an interest rate of 4.85%, collateralized by USD 5,066,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,223,926(26)	USD	4,646	4,646,234
Total Repurchase Agreements (identified cost $90,816,691)			$ 89,590,103

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 10.3%
Security	Principal Amount (000's omitted)		Value
Egypt — 8.0%
Egypt Treasury Bills:
0.00%, 5/7/24	EGP	331,700	$ 6,928,838
0.00%, 5/14/24	EGP	1,028,375	21,371,541
0.00%, 5/21/24	EGP	1,326,200	27,421,479
0.00%, 5/28/24	EGP	113,825	2,341,773
0.00%, 12/10/24	EGP	1,453,775	26,334,611
0.00%, 12/17/24	EGP	4,526,650	81,645,610
0.00%, 3/11/25	EGP	3,115,400	53,442,018
0.00%, 3/18/25	EGP	319,350	5,456,082
			$ 224,941,952
Nigeria — 2.3%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	7,299,524	$ 5,264,524
0.00%, 7/9/24	NGN	605,722	428,946
0.00%, 1/28/25	NGN	2,429,768	1,523,550
0.00%, 2/25/25	NGN	4,055,290	2,497,017
0.00%, 4/1/25	NGN	4,945,369	3,018,611
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	5,006,921	3,121,203
0.00%, 2/20/25	NGN	21,273,936	13,141,949
0.00%, 3/6/25	NGN	9,930,998	6,079,094
0.00%, 3/27/25	NGN	29,959,479	18,087,643
0.00%, 4/10/25	NGN	19,248,446	11,513,711
			$ 64,676,248
Total Sovereign Government Securities (identified cost $284,352,497)			$ 289,618,200

U.S. Treasury Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(27)	$23,546	$ 23,518,391
0.00%, 6/13/24(27)	18,427	18,311,235
0.00%, 6/20/24(27)	18,027	17,895,052
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 7/11/24(27)	$47,000	$ 46,512,891
Total U.S. Treasury Obligations (identified cost $106,241,718)		$ 106,237,569
Total Short-Term Investments (identified cost $517,686,214)		$ 521,721,180

Total Purchased Options — 0.1% (identified cost $5,477,105)	$ 1,809,347
Total Investments — 95.8% (identified cost $2,675,632,200)	$2,694,921,286
Total Written Options — (0.0)%(9) (premiums received $1,081,464)	$ (213,958)
Securities Sold Short — (6.0)%
Common Stocks — (1.5)%
Security	Shares	Value
New Zealand — (1.5)%
a2 Milk Co. Ltd.(7)	(685,400)	$ (2,699,806)
Air New Zealand Ltd.	(1,590,400)	(515,159)
Auckland International Airport Ltd.	(1,008,167)	(4,660,824)
Chorus Ltd.	(314,835)	(1,333,998)
Contact Energy Ltd.	(650,450)	(3,320,806)
EBOS Group Ltd.	(39,953)	(823,311)
Fisher & Paykel Healthcare Corp. Ltd.	(394,070)	(6,599,783)
Fletcher Building Ltd.	(766,350)	(1,715,256)
Freightways Group Ltd.	(62,218)	(307,652)
Goodman Property Trust	(767,200)	(1,028,948)
Infratil Ltd.	(645,000)	(4,141,378)
Kiwi Property Group Ltd.	(869,785)	(414,135)
Mainfreight Ltd.	(68,660)	(2,744,152)
Mercury NZ Ltd.	(572,315)	(2,147,821)
Meridian Energy Ltd.	(1,040,140)	(3,668,448)
Precinct Properties New Zealand Ltd.	(1,353,345)	(931,453)
Ryman Healthcare Ltd.(7)	(449,340)	(1,072,547)
SKYCITY Entertainment Group Ltd.	(489,400)	(512,883)
Spark New Zealand Ltd.	(1,609,900)	(4,524,066)
Total Common Stocks (proceeds $45,264,280)		$ (43,162,426)
Exchange-Traded Funds — (1.7)%

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States — (1.7)%
iShares JPMorgan USD Emerging Markets Bond ETF	(541,669)	$ (47,206,453)
Total Exchange-Traded Funds (proceeds $48,480,651)		$ (47,206,453)
Sovereign Government Bonds — (2.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(8,028)	$ (6,377,459)
			$ (6,377,459)
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(13,828)	$ (11,448,837)
			$ (11,448,837)
Mexico — (1.7)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(1,017,700)	$ (48,207,640)
			$ (48,207,640)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(10,844)	$ (10,495,881)
2.75%, 5/25/32(8)	EUR	(3,000)	(3,030,044)
			$ (13,525,925)
Total Sovereign Government Bonds (proceeds $81,457,132)			$ (79,559,861)
Total Securities Sold Short (proceeds $175,202,063)			$ (169,928,740)

Other Assets, Less Liabilities — 10.2%	$ 288,199,187
Net Assets — 100.0%	$2,812,977,775

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $311,899,159 or 11.1% of the Portfolio's net assets.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $870,412,417 or 30.9% of the Portfolio's net assets.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(16)	Quantity held represents principal in USD.
(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(18)	Restricted security (see Note 5).

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Fixed-rate loan.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(24)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	59,025,000	BRL	5.01	6/11/24	$ 126,314
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	50,105,000	BRL	5.01	6/11/24	107,976
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	412,850
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	220,619
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	213,714
Put USD vs. Call MXN	Citibank, N.A.	USD	35,400,000	MXN	17.02	5/17/24	213,958
Put USD vs. Call MXN	Standard Chartered Bank	USD	55,500,000	MXN	16.74	6/20/24	230,991
Put USD vs. Call MXN	Standard Chartered Bank	USD	20,300,000	MXN	16.82	7/2/24	121,820
Put USD vs. Call MXN	Standard Chartered Bank	USD	35,400,000	MXN	16.71	7/5/24	161,105
Total							$1,809,347
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	35,400,000	MXN	17.02	5/17/24	$(213,958)
Total							$(213,958)
(1)	Amount is less than (0.05)%.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	7,252,470	PHP	414,000,000	5/17/24	$ 87,025
TWD	157,165,000	USD	4,826,357	5/29/24	(11,124)
COP	35,265,160,000	USD	8,851,586	6/20/24	72,021
COP	8,312,000,000	USD	2,095,043	6/20/24	8,251
EUR	2,140,000	USD	2,338,882	6/20/24	(50,526)
EUR	3,087,961	USD	3,374,943	6/20/24	(72,908)
EUR	5,860,367	USD	6,359,776	6/20/24	(93,138)
EUR	7,384,197	USD	8,013,463	6/20/24	(117,356)
EUR	8,398,820	USD	9,114,550	6/20/24	(133,481)
EUR	9,881,442	USD	10,723,518	6/20/24	(157,044)
EUR	9,919,625	USD	10,764,956	6/20/24	(157,651)
EUR	19,603,034	USD	21,273,565	6/20/24	(311,548)
EUR	30,797,832	USD	33,422,362	6/20/24	(489,465)
EUR	36,935,319	USD	40,082,873	6/20/24	(587,007)
EUR	69,800,000	USD	76,286,907	6/20/24	(1,648,011)
IDR	72,622,650,000	USD	4,474,028	6/20/24	(14,027)
IDR	199,633,874,289	USD	12,780,658	6/20/24	(520,469)
INR	13,023,901,264	USD	156,730,834	6/20/24	(996,253)
KRW	24,072,000,000	USD	17,329,456	6/20/24	79,432
KRW	4,891,790,000	USD	3,645,366	6/20/24	(107,620)
KRW	103,931,200,000	USD	79,601,118	6/20/24	(4,438,000)
PEN	1,100,000	USD	295,906	6/20/24	(3,880)
PEN	4,191,000	USD	1,125,705	6/20/24	(13,086)
PEN	9,359,000	USD	2,513,833	6/20/24	(29,222)
PEN	39,835,000	USD	10,659,050	6/20/24	(83,723)
PEN	44,838,000	USD	12,094,679	6/20/24	(191,165)
PEN	82,600,000	USD	22,331,428	6/20/24	(402,923)
TWD	271,000,000	USD	8,468,327	6/20/24	(158,120)
TWD	584,000,000	USD	18,164,852	6/20/24	(256,510)
USD	12,541,087	COP	49,546,700,000	6/20/24	3,634
USD	7,253,657	COP	28,708,160,000	6/20/24	(10,746)
USD	16,462,758	COP	65,257,550,000	6/20/24	(50,218)
USD	175,109,859	EUR	160,219,737	6/20/24	3,782,865
USD	76,286,907	EUR	69,800,000	6/20/24	1,648,011
USD	68,213,599	EUR	62,413,190	6/20/24	1,473,605
USD	65,166,449	EUR	59,625,149	6/20/24	1,407,778
USD	62,686,856	EUR	57,356,402	6/20/24	1,354,212
USD	59,587,953	EUR	54,521,009	6/20/24	1,287,267
USD	57,323,967	EUR	52,449,536	6/20/24	1,238,359
USD	50,952,659	EUR	46,620,000	6/20/24	1,100,720
USD	46,492,250	EUR	42,538,873	6/20/24	1,004,363
USD	36,319,157	EUR	33,230,829	6/20/24	784,596
USD	30,543,374	EUR	27,946,178	6/20/24	659,823
USD	21,424,855	EUR	19,603,034	6/20/24	462,837

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	16,387,440	EUR	14,993,967	6/20/24	$ 354,015
USD	15,547,699	EUR	14,225,631	6/20/24	335,874
USD	10,799,779	EUR	9,881,441	6/20/24	233,306
USD	8,561,194	EUR	7,833,210	6/20/24	184,946
USD	7,034,744	EUR	6,436,558	6/20/24	151,970
USD	3,696,308	EUR	3,382,000	6/20/24	79,851
USD	2,918,914	EUR	2,670,710	6/20/24	63,057
USD	2,875,867	EUR	2,631,323	6/20/24	62,127
USD	2,608,833	EUR	2,386,996	6/20/24	56,358
USD	2,196,610	EUR	2,009,826	6/20/24	47,453
USD	2,115,701	EUR	1,949,563	6/20/24	30,984
USD	1,302,262	EUR	1,200,000	6/20/24	19,071
USD	762,799	EUR	697,936	6/20/24	16,479
USD	868,273	EUR	800,091	6/20/24	12,716
USD	631,129	EUR	581,569	6/20/24	9,243
USD	380,893	EUR	348,505	6/20/24	8,228
USD	363,019	EUR	332,150	6/20/24	7,842
USD	209,277	EUR	191,481	6/20/24	4,521
USD	209,256	EUR	192,824	6/20/24	3,064
USD	67,765	EUR	62,443	6/20/24	992
USD	485,693	IDR	7,586,523,636	6/20/24	19,779
USD	32,338,843	PEN	119,146,000	6/20/24	708,169
USD	21,558,776	PEN	79,429,000	6/20/24	472,103
USD	23,444,232	PEN	86,716,065	6/20/24	423,001
USD	28,150,550	PEN	105,908,000	6/20/24	34,278
USD	47,833,298	PEN	180,714,199	6/20/24	(142,395)
USD	42,021,744	PEN	158,859,000	6/20/24	(151,868)
USD	11,143,442	PHP	636,870,000	6/20/24	128,297
BRL	15,092,039	USD	2,992,072	7/2/24	(102,843)
BRL	15,829,000	USD	3,139,304	7/2/24	(108,992)
BRL	23,744,000	USD	4,707,002	7/2/24	(161,437)
BRL	23,791,000	USD	4,716,880	7/2/24	(162,318)
BRL	25,643,961	USD	5,087,694	7/2/24	(178,399)
BRL	42,500,000	USD	8,435,552	7/2/24	(299,328)
BRL	48,563,000	USD	9,657,744	7/2/24	(360,816)
					$ 7,148,906

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	3,269,062,468	EUR	8,255,237	BNP Paribas	5/2/24	$ 102,936	$ —
HUF	3,321,061,473	EUR	8,372,459	UBS AG	5/2/24	119,609	—
CZK	340,176,151	EUR	13,412,088	Goldman Sachs International	5/6/24	117,744	—
CZK	336,923,849	EUR	13,283,530	HSBC Bank USA, N.A.	5/6/24	116,971	—
EUR	26,885,931	CZK	677,100,000	Societe Generale	5/6/24	—	(31,589)
USD	1,554,834	KES	215,111,315	Citibank, N.A.	5/6/24	—	(37,871)
EUR	5,714,237	USD	6,131,051	Barclays Bank PLC	5/10/24	—	(31,151)
EUR	641,457	USD	683,818	Citibank, N.A.	5/10/24	931	—
EUR	1,339,697	USD	1,456,324	UBS AG	5/10/24	—	(26,209)
USD	7,432,577	EUR	6,842,258	Bank of America, N.A.	5/10/24	128,525	—
USD	93,520	EUR	86,278	BNP Paribas	5/10/24	1,419	—
USD	2,686,725	EUR	2,520,616	Citibank, N.A.	5/10/24	—	(4,011)
USD	1,554,782	EUR	1,460,402	Citibank, N.A.	5/10/24	—	(4,185)
USD	5,327,082	EUR	5,004,325	Citibank, N.A.	5/10/24	—	(14,992)
USD	31,268	EUR	28,989	JPMorgan Chase Bank, N.A.	5/10/24	322	—
USD	14,634	EUR	13,571	JPMorgan Chase Bank, N.A.	5/10/24	147	—
USD	6,219,703	EUR	5,834,293	JPMorgan Chase Bank, N.A.	5/10/24	—	(8,356)
USD	1,898,069	EUR	1,772,569	Standard Chartered Bank	5/10/24	5,867	—
USD	5,975,747	EUR	5,576,185	UBS AG	5/10/24	23,216	—
USD	963,016	EUR	885,866	UBS AG	5/10/24	17,361	—
USD	1,735,216	EUR	1,626,914	UBS AG	5/10/24	—	(1,501)
USD	10,682,195	EUR	10,012,377	UBS AG	5/10/24	—	(5,933)
HUF	4,274,997,999	EUR	10,839,156	HSBC Bank USA, N.A.	5/13/24	76,640	—
HUF	8,004,266,938	EUR	20,426,865	JPMorgan Chase Bank, N.A.	5/13/24	2,321	—
HUF	4,093,087,887	EUR	10,367,628	UBS AG	5/13/24	84,375	—
ILS	111,378,125	USD	29,692,915	Bank of America, N.A.	5/13/24	88,019	—
ILS	102,821,875	USD	27,432,334	BNP Paribas	5/13/24	60,780	—
ISK	2,327,000,000	EUR	15,441,274	Citibank, N.A.	5/13/24	66,090	—
TRY	335,116,310	USD	9,983,882	Standard Chartered Bank	5/13/24	269,226	—
TRY	301,442,832	USD	8,982,278	Standard Chartered Bank	5/13/24	240,568	—
TRY	262,593,198	USD	7,811,291	Standard Chartered Bank	5/13/24	222,924	—
USD	58,062,942	ILS	214,200,000	JPMorgan Chase Bank, N.A.	5/13/24	788,893	—
USD	7,001,545	UZS	89,724,797,000	ICBC Standard Bank plc	5/14/24	—	(75,605)
UZS	37,765,034,000	USD	2,888,339	ICBC Standard Bank plc	5/14/24	90,423	—
UZS	26,151,403,000	USD	2,005,168	ICBC Standard Bank plc	5/14/24	57,555	—
UZS	25,808,360,000	USD	1,990,464	ICBC Standard Bank plc	5/14/24	45,201	—
HUF	4,744,006,690	EUR	12,128,000	UBS AG	5/15/24	—	(23,787)
EGP	292,565,127	USD	6,082,435	Goldman Sachs International	5/16/24	13,636	—
EUR	21,187	HUF	8,347,173	JPMorgan Chase Bank, N.A.	5/17/24	—	(117)
USD	38,267,216	PHP	2,183,980,000	Standard Chartered Bank	5/17/24	469,322	—
EGP	245,552,479	USD	4,970,698	HSBC Bank USA, N.A.	5/20/24	141,454	—
USD	12,682,390	KRW	17,668,670,544	Standard Chartered Bank	5/20/24	—	(91,910)
MXN	131,967,000	USD	7,760,596	Bank of America, N.A.	5/21/24	—	(79,103)
MXN	32,678,743	USD	1,924,303	Goldman Sachs International	5/21/24	—	(22,149)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	33,007,164	USD	1,943,549	Goldman Sachs International	5/21/24	$ —	$ (22,278)
MXN	100,174,000	USD	5,886,433	Goldman Sachs International	5/21/24	—	(55,536)
MXN	123,130,000	USD	7,238,212	Goldman Sachs International	5/21/24	—	(71,100)
MXN	127,447,093	USD	7,499,340	Goldman Sachs International	5/21/24	—	(80,940)
USD	20,870,549	MXN	355,271,000	Citibank, N.A.	5/21/24	191,047	—
USD	11,354,086	MXN	193,133,000	JPMorgan Chase Bank, N.A.	5/21/24	112,261	—
TRY	265,735,902	USD	7,800,659	Standard Chartered Bank	5/22/24	250,334	—
USD	9,328,439	PHP	537,458,000	Societe Generale	5/23/24	27,209	—
USD	18,468,220	PHP	1,062,542,000	Standard Chartered Bank	5/23/24	80,558	—
HUF	6,234,086,736	EUR	15,771,717	Bank of America, N.A.	5/29/24	123,529	—
HUF	6,233,720,009	EUR	15,765,246	BNP Paribas	5/29/24	129,444	—
TWD	954,235,000	USD	29,292,025	Standard Chartered Bank	5/29/24	—	(42,604)
HUF	3,434,643,973	EUR	8,737,107	BNP Paribas	6/3/24	12,697	—
HUF	3,155,479,968	EUR	8,023,087	Citibank, N.A.	6/3/24	15,809	—
PLN	106,000,000	EUR	24,473,530	Barclays Bank PLC	6/5/24	—	(30,211)
CZK	677,100,000	EUR	26,853,676	Societe Generale	6/6/24	32,794	—
BRL	164,647,000	USD	32,863,673	Goldman Sachs International	6/13/24	—	(1,275,001)
EGP	198,513,016	USD	4,315,500	Citibank, N.A.	6/13/24	—	(208,826)
EGP	198,843,585	USD	3,699,416	Standard Chartered Bank	6/13/24	414,097	—
USD	32,844,006	BRL	164,647,000	Goldman Sachs International	6/13/24	1,255,334	—
USD	10,353,220	EGP	397,356,601	Citibank, N.A.	6/13/24	2,133,034	—
KZT	2,500,499,000	USD	5,092,666	JPMorgan Chase Bank, N.A.	6/18/24	501,291	—
USD	4,951,483	KZT	2,500,499,000	ICBC Standard Bank plc	6/18/24	—	(642,474)
AUD	26,740,000	USD	17,522,588	BNP Paribas	6/20/24	—	(175,205)
AUD	61,500,000	USD	40,816,271	BNP Paribas	6/20/24	—	(918,587)
AUD	72,000,000	USD	47,764,728	Citibank, N.A.	6/20/24	—	(1,055,245)
AUD	29,975,670	USD	19,744,524	UBS AG	6/20/24	—	(298,023)
AUD	42,000,000	USD	27,634,530	UBS AG	6/20/24	—	(387,332)
CAD	5,738,800	USD	4,258,256	Bank of America, N.A.	6/20/24	—	(86,239)
CAD	19,147,100	USD	14,207,369	Bank of America, N.A.	6/20/24	—	(287,731)
CAD	6,746,000	USD	5,004,514	Goldman Sachs International	6/20/24	—	(100,279)
CAD	22,509,000	USD	16,698,282	Goldman Sachs International	6/20/24	—	(334,597)
CAD	8,433,000	USD	6,258,859	HSBC Bank USA, N.A.	6/20/24	—	(128,202)
CAD	28,136,000	USD	20,882,160	HSBC Bank USA, N.A.	6/20/24	—	(427,735)
CAD	4,216,000	USD	3,136,123	Standard Chartered Bank	6/20/24	—	(71,158)
CAD	14,069,000	USD	10,465,397	Standard Chartered Bank	6/20/24	—	(237,458)
CAD	6,746,200	USD	5,027,450	UBS AG	6/20/24	—	(123,070)
CAD	22,508,900	USD	16,774,240	UBS AG	6/20/24	—	(410,628)
CZK	144,760,000	EUR	5,724,212	Bank of America, N.A.	6/20/24	22,165	—
EUR	2,008,863	CZK	51,187,829	JPMorgan Chase Bank, N.A.	6/20/24	—	(24,141)
EUR	2,669,430	CZK	68,019,755	JPMorgan Chase Bank, N.A.	6/20/24	—	(32,079)
EUR	1,714,012	PLN	7,378,531	Citibank, N.A.	6/20/24	14,805	—
EUR	1,769,980	PLN	7,616,755	Goldman Sachs International	6/20/24	15,956	—
EUR	7,248,076	USD	7,786,997	JPMorgan Chase Bank, N.A.	6/20/24	—	(36,447)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	14,281,924	USD	15,342,965	JPMorgan Chase Bank, N.A.	6/20/24	$ —	$ (70,945)
ISK	1,073,125,968	EUR	7,118,580	Bank of America, N.A.	6/20/24	—	(8,928)
ISK	1,197,685,232	EUR	7,950,118	Bank of America, N.A.	6/20/24	—	(15,603)
ISK	1,940,746,312	EUR	12,905,615	Bank of America, N.A.	6/20/24	—	(50,017)
ISK	1,293,500,051	EUR	8,603,259	JPMorgan Chase Bank, N.A.	6/20/24	—	(35,172)
JPY	2,689,280,000	USD	18,225,666	Citibank, N.A.	6/20/24	—	(1,047,235)
JPY	4,083,457,667	USD	27,674,224	Citibank, N.A.	6/20/24	—	(1,590,142)
MXN	58,212,000	USD	3,398,124	Bank of America, N.A.	6/20/24	—	(25,894)
MXN	67,289,000	USD	3,945,168	Goldman Sachs International	6/20/24	—	(47,107)
MXN	55,522,300	USD	3,269,768	Goldman Sachs International	6/20/24	—	(53,354)
MXN	476,702,700	USD	28,073,537	Goldman Sachs International	6/20/24	—	(458,084)
MXN	27,397,000	USD	1,615,882	Societe Generale	6/20/24	—	(28,770)
MXN	44,939,700	USD	2,630,437	Standard Chartered Bank	6/20/24	—	(27,074)
MXN	44,900,000	USD	2,643,312	Standard Chartered Bank	6/20/24	—	(42,249)
MXN	386,110,300	USD	22,600,035	Standard Chartered Bank	6/20/24	—	(232,612)
MXN	386,100,000	USD	22,730,131	Standard Chartered Bank	6/20/24	—	(363,304)
MXN	8,311,538	USD	486,837	State Street Bank and Trust Company	6/20/24	—	(5,349)
MXN	58,788,000	USD	3,411,667	State Street Bank and Trust Company	6/20/24	—	(6,070)
MXN	10,044,046	USD	588,289	State Street Bank and Trust Company	6/20/24	—	(6,436)
MXN	68,328,000	USD	3,982,120	State Street Bank and Trust Company	6/20/24	—	(23,869)
MXN	65,617,000	USD	3,858,614	State Street Bank and Trust Company	6/20/24	—	(57,412)
MXN	587,057,000	USD	34,213,373	State Street Bank and Trust Company	6/20/24	—	(205,079)
NGN	495,390,017	USD	582,812	JPMorgan Chase Bank, N.A.	6/20/24	—	(227,311)
NZD	12,967,274	USD	8,006,112	Australia and New Zealand Banking Group Limited	6/20/24	—	(365,172)
NZD	45,180,000	USD	26,999,220	BNP Paribas	6/20/24	—	(376,996)
NZD	37,742,000	USD	22,623,593	BNP Paribas	6/20/24	—	(384,195)
NZD	60,483,200	USD	37,393,751	BNP Paribas	6/20/24	—	(1,754,147)
NZD	40,158,000	USD	24,089,061	JPMorgan Chase Bank, N.A.	6/20/24	—	(426,041)
PLN	112,694,442	EUR	25,731,675	Barclays Bank PLC	6/20/24	251,791	—
SEK	269,562,000	EUR	24,056,705	UBS AG	6/20/24	—	(1,210,930)
SGD	6,420,000	USD	4,780,788	Citibank, N.A.	6/20/24	—	(67,068)
SGD	19,000,000	USD	14,258,131	Citibank, N.A.	6/20/24	—	(307,871)
SGD	18,000,000	USD	13,506,112	Goldman Sachs International	6/20/24	—	(290,076)
SGD	19,000,000	USD	14,261,374	Goldman Sachs International	6/20/24	—	(311,114)
SGD	23,000,000	USD	17,256,035	Goldman Sachs International	6/20/24	—	(368,879)
SGD	50,599,700	USD	38,125,151	Goldman Sachs International	6/20/24	—	(973,626)
TRY	498,964,769	USD	14,015,937	Standard Chartered Bank	6/20/24	643,580	—
TRY	470,830,000	USD	13,839,097	Standard Chartered Bank	6/20/24	—	(6,176)
TWD	381,000,000	USD	11,904,783	Standard Chartered Bank	6/20/24	—	(221,429)
TWD	485,000,000	USD	15,158,171	Standard Chartered Bank	6/20/24	—	(285,661)
USD	21,459,033	AUD	32,633,000	BNP Paribas	6/20/24	288,609	—
USD	26,932,521	AUD	41,280,000	HSBC Bank USA, N.A.	6/20/24	152,417	—
USD	21,689,576	AUD	32,967,000	Standard Chartered Bank	6/20/24	302,472	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,370,954	CNH	153,000,000	BNP Paribas	6/20/24	$ 233,592	$ —
USD	4,469,742	CNH	32,000,000	BNP Paribas	6/20/24	48,856	—
USD	27,451,173	CNH	196,000,000	Citibank, N.A.	6/20/24	373,245	—
USD	25,970,708	CNH	185,420,000	Goldman Sachs International	6/20/24	354,436	—
USD	16,536,841	CNH	118,032,000	Goldman Sachs International	6/20/24	230,402	—
USD	21,787,773	CNH	156,000,000	HSBC Bank USA, N.A.	6/20/24	235,953	—
USD	4,469,287	CNH	32,000,000	HSBC Bank USA, N.A.	6/20/24	48,401	—
USD	37,588,889	CNH	269,000,000	JPMorgan Chase Bank, N.A.	6/20/24	425,815	—
USD	7,825,196	CNH	56,000,000	JPMorgan Chase Bank, N.A.	6/20/24	88,645	—
USD	12,093,456	CNH	87,828,000	Standard Chartered Bank	6/20/24	—	(40,219)
USD	99,733,480	CNH	713,687,700	UBS AG	6/20/24	1,135,602	—
USD	20,850,931	CNH	149,208,196	UBS AG	6/20/24	237,416	—
USD	3,292,491	JPY	485,822,045	Citibank, N.A.	6/20/24	189,184	—
USD	256,741	JPY	37,378,931	UBS AG	6/20/24	17,974	—
USD	18,568,359	MXN	308,840,000	Goldman Sachs International	6/20/24	677,215	—
USD	16,172,206	MXN	274,612,143	Goldman Sachs International	6/20/24	263,886	—
USD	597,628	MXN	10,148,025	Goldman Sachs International	6/20/24	9,752	—
USD	35,091,125	MXN	584,500,000	Standard Chartered Bank	6/20/24	1,230,959	—
USD	23,517,795	MYR	109,560,000	Barclays Bank PLC	6/20/24	595,805	—
USD	39,295,888	NZD	63,559,847	BNP Paribas	6/20/24	1,843,376	—
USD	4,000,079	NZD	6,470,000	BNP Paribas	6/20/24	187,644	—
USD	12,282,678	NZD	20,462,604	Citibank, N.A.	6/20/24	225,130	—
USD	10,573,961	NZD	17,617,396	Citibank, N.A.	6/20/24	192,946	—
USD	96,785,178	NZD	157,000,000	HSBC Bank USA, N.A.	6/20/24	4,273,244	—
USD	9,863,458	NZD	16,000,000	HSBC Bank USA, N.A.	6/20/24	435,490	—
USD	717,367	NZD	1,197,100	State Street Bank and Trust Company	6/20/24	11,978	—
USD	50,460,249	THB	1,779,505,000	Standard Chartered Bank	6/20/24	2,262,093	—
USD	2,836,600	THB	104,190,000	Standard Chartered Bank	6/20/24	14,598	—
USD	16,164,004	ZAR	307,745,665	Barclays Bank PLC	6/20/24	—	(123,728)
USD	7,708,866	ZAR	146,681,372	BNP Paribas	6/20/24	—	(54,385)
USD	10,085,747	ZAR	188,790,451	Goldman Sachs International	6/20/24	93,833	—
USD	10,135,544	ZAR	189,822,321	Goldman Sachs International	6/20/24	89,017	—
USD	49,236,263	ZAR	928,034,630	HSBC Bank USA, N.A.	6/20/24	119,147	—
USD	7,654,704	ZAR	145,638,303	HSBC Bank USA, N.A.	6/20/24	—	(53,342)
USD	21,568,787	ZAR	406,015,152	JPMorgan Chase Bank, N.A.	6/20/24	80,048	—
USD	12,975,547	ZAR	244,668,723	JPMorgan Chase Bank, N.A.	6/20/24	26,222	—
USD	12,967,381	ZAR	244,668,723	JPMorgan Chase Bank, N.A.	6/20/24	18,057	—
USD	40,570,462	ZAR	762,465,000	UBS AG	6/20/24	216,277	—
USD	15,080,079	ZAR	286,468,716	UBS AG	6/20/24	—	(81,551)
USD	23,708,739	ZAR	453,175,944	UBS AG	6/20/24	—	(276,029)
ZAR	10,459,354	USD	556,538	UBS AG	6/20/24	—	(2,967)
NGN	2,601,891,623	USD	3,153,808	Societe Generale	6/21/24	—	(1,287,315)
TRY	131,342,227	USD	3,885,896	Standard Chartered Bank	6/21/24	—	(31,081)
USD	3,740,848	TRY	131,342,227	Standard Chartered Bank	6/21/24	—	(113,967)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	1,352,433,739	USD	1,591,111	Standard Chartered Bank	6/24/24	$ —	$ (621,972)
KZT	1,957,500,000	USD	3,828,851	Societe Generale	6/25/24	543,588	—
KZT	217,617,000	USD	442,311	Societe Generale	6/25/24	43,777	—
USD	4,244,131	KZT	2,175,117,000	ICBC Standard Bank plc	6/25/24	—	(614,396)
NGN	1,393,006,751	USD	1,591,111	Standard Chartered Bank	6/26/24	—	(593,613)
ILS	100,402,956	USD	26,831,362	Barclays Bank PLC	7/2/24	75,140	—
ILS	100,738,729	USD	26,946,296	Goldman Sachs International	7/2/24	50,187	—
USD	13,704,064	ILS	50,572,243	Bank of America, N.A.	7/2/24	151,453	—
USD	27,344,932	ILS	100,738,729	Barclays Bank PLC	7/2/24	348,448	—
USD	13,502,582	ILS	49,830,713	Goldman Sachs International	7/2/24	148,691	—
NGN	1,313,023,184	USD	1,475,319	Standard Chartered Bank	7/3/24	—	(537,445)
NGN	1,414,379,737	USD	1,571,533	Societe Generale	7/8/24	—	(562,899)
EGP	49,210,000	USD	994,141	HSBC Bank USA, N.A.	7/10/24	14,560	—
ILS	113,461,271	USD	30,393,312	Barclays Bank PLC	7/10/24	24,826	—
USD	30,947,356	ILS	113,461,271	Citibank, N.A.	7/10/24	529,219	—
USD	9,048,690	SAR	34,000,000	Standard Chartered Bank	7/15/24	—	(11,730)
PLN	144,535,181	EUR	33,110,591	Citibank, N.A.	7/19/24	147,927	—
PLN	95,856,308	EUR	21,904,506	UBS AG	7/19/24	156,536	—
UZS	75,753,887,244	USD	5,691,502	ICBC Standard Bank plc	7/22/24	157,766	—
UZS	82,952,605,575	USD	6,255,853	ICBC Standard Bank plc	7/22/24	149,258	—
ISK	2,592,013,830	EUR	17,063,949	Bank of America, N.A.	8/8/24	—	(15,983)
ISK	2,864,103,680	EUR	18,855,192	Bank of America, N.A.	8/8/24	—	(17,661)
USD	763,809	ZMW	20,852,000	Citibank, N.A.	8/26/24	27,394	—
UZS	21,633,982,210	USD	1,632,507	ICBC Standard Bank plc	8/26/24	3,724	—
ZMW	20,852,000	USD	820,952	Standard Chartered Bank	8/26/24	—	(84,536)
USD	36,365,894	OMR	14,010,800	Standard Chartered Bank	8/29/24	—	(12,681)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(692,735)
UZS	78,826,461,000	USD	5,832,517	ICBC Standard Bank plc	8/30/24	178,574	—
UZS	54,219,745,000	USD	4,010,336	JPMorgan Chase Bank, N.A.	8/30/24	124,314	—
USD	874,322	AMD	348,679,825	Citibank, N.A.	9/6/24	—	(11,699)
EGP	2,209,540	USD	37,757	Citibank, N.A.	9/11/24	6,637	—
USD	52,039	EGP	2,209,540	Standard Chartered Bank	9/11/24	7,645	—
KZT	3,688,854,849	USD	7,073,547	Citibank, N.A.	9/16/24	1,021,120	—
KZT	2,362,387,916	USD	4,527,816	Citibank, N.A.	9/16/24	656,108	—
KZT	1,846,195,811	USD	3,536,774	Citibank, N.A.	9/16/24	514,440	—
KZT	1,844,427,424	USD	3,536,774	Citibank, N.A.	9/16/24	510,560	—
USD	1,213,868	AMD	493,134,000	Citibank, N.A.	9/16/24	—	(37,801)
USD	3,536,773	KZT	1,808,175,000	Citibank, N.A.	9/16/24	—	(431,010)
USD	7,073,549	KZT	3,589,826,000	Citibank, N.A.	9/16/24	—	(803,813)
USD	8,488,256	KZT	4,343,865,000	Citibank, N.A.	9/16/24	—	(1,043,737)
EGP	322,370,319	USD	6,947,636	HSBC Bank USA, N.A.	9/17/24	—	(482,172)
EGP	184,573,681	USD	3,770,657	ICBC Standard Bank plc	9/17/24	—	(68,845)
USD	12,532,608	EGP	506,944,000	Citibank, N.A.	9/17/24	2,365,331	—
KZT	1,835,586,000	USD	3,649,276	Citibank, N.A.	9/19/24	375,887	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,536,775	KZT	1,835,586,000	Citibank, N.A.	9/19/24	$ —	$ (488,388)
TRY	75,337,746	USD	2,070,930	Standard Chartered Bank	9/20/24	—	(71,857)
TRY	75,337,748	USD	2,071,636	Standard Chartered Bank	9/20/24	—	(72,564)
TRY	188,013,000	USD	5,127,202	Standard Chartered Bank	9/20/24	—	(138,314)
TRY	651,103,833	USD	17,777,187	Standard Chartered Bank	9/20/24	—	(500,276)
USD	16,999,396	TRY	651,103,833	Standard Chartered Bank	9/20/24	—	(277,515)
TRY	552,643,974	USD	14,015,825	Standard Chartered Bank	9/23/24	598,957	—
TRY	517,381,190	USD	13,212,087	Standard Chartered Bank	9/23/24	470,163	—
TRY	176,998,064	USD	4,766,379	Standard Chartered Bank	9/23/24	—	(85,629)
USD	4,616,140	TRY	176,998,064	Standard Chartered Bank	9/23/24	—	(64,610)
KZT	1,877,496,000	USD	3,732,596	Societe Generale	9/30/24	374,117	—
USD	3,603,639	KZT	1,877,496,000	Bank of America, N.A.	9/30/24	—	(503,074)
UZS	37,010,823,256	USD	2,756,858	JPMorgan Chase Bank, N.A.	10/4/24	34,444	—
TRY	149,730,527	USD	3,709,768	Standard Chartered Bank	10/17/24	145,736	—
TRY	149,629,425	USD	3,709,237	Standard Chartered Bank	10/17/24	143,663	—
PLN	102,314,069	EUR	23,284,950	Bank of America, N.A.	10/21/24	124,871	—
UZS	20,105,998,239	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/22/24	30,397	—
UZS	20,179,917,352	USD	1,478,382	JPMorgan Chase Bank, N.A.	10/24/24	34,998	—
UZS	66,799,282,000	USD	4,916,411	ICBC Standard Bank plc	11/15/24	58,955	—
EGP	75,991,538	USD	1,468,436	HSBC Bank USA, N.A.	11/27/24	22,371	—
USD	940,538	ZMW	26,241,000	Citibank, N.A.	11/29/24	40,146	—
ZMW	26,241,000	USD	1,017,101	Standard Chartered Bank	11/29/24	—	(116,709)
USD	13,644,426	HKD	106,000,000	BNP Paribas	12/9/24	23,360	—
USD	37,448,989	HKD	290,900,000	Deutsche Bank AG	12/9/24	68,158	—
TRY	810,105,292	USD	20,812,120	Standard Chartered Bank	12/16/24	—	(1,208,994)
TRY	222,407,816	USD	5,330,964	Standard Chartered Bank	12/18/24	40,247	—
USD	3,172,432	KES	466,347,541	Standard Chartered Bank	12/18/24	—	(161,285)
EGP	429,234,287	USD	8,215,010	Goldman Sachs International	12/26/24	123,649	—
EGP	992,980,000	USD	18,968,099	Goldman Sachs International	12/31/24	289,984	—
EGP	340,478,000	USD	6,630,536	HSBC Bank USA, N.A.	1/2/25	—	(31,655)
TRY	584,426,780	USD	13,824,517	Standard Chartered Bank	1/6/25	28,680	—
TRY	276,896,900	USD	6,550,337	Standard Chartered Bank	1/6/25	13,201	—
TRY	197,106,600	USD	4,659,096	Standard Chartered Bank	1/6/25	13,100	—
TRY	207,660,500	USD	4,912,716	Standard Chartered Bank	1/6/25	9,649	—
UZS	50,108,154,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/6/25	92,669	—
EGP	172,186,615	USD	3,286,004	Standard Chartered Bank	1/15/25	36,698	—
TRY	274,200,000	USD	6,384,219	Standard Chartered Bank	1/15/25	58,981	—
UZS	54,430,517,000	USD	3,868,551	ICBC Standard Bank plc	1/23/25	207,215	—
UZS	45,422,117,948	USD	3,250,241	ICBC Standard Bank plc	1/23/25	150,975	—
TRY	204,065,622	USD	4,650,682	Standard Chartered Bank	1/29/25	80,611	—
TRY	275,637,775	USD	6,349,345	Standard Chartered Bank	1/29/25	41,358	—
TRY	205,726,000	USD	4,736,885	Standard Chartered Bank	1/29/25	32,904	—
UZS	11,980,321,831	USD	865,630	JPMorgan Chase Bank, N.A.	1/29/25	6,384	—
TRY	348,446,365	USD	8,051,043	Standard Chartered Bank	2/10/25	—	(57,288)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	54,159,721,000	USD	3,868,552	ICBC Standard Bank plc	2/10/25	$ 59,861	$ —
EGP	523,539,906	USD	8,696,676	Citibank, N.A.	2/13/25	1,303,750	—
UZS	49,482,178,280	USD	3,521,863	JPMorgan Chase Bank, N.A.	2/13/25	64,147	—
UZS	63,552,436,124	USD	4,520,088	JPMorgan Chase Bank, N.A.	2/18/25	78,939	—
EGP	175,382,970	USD	2,898,892	Citibank, N.A.	2/20/25	442,182	—
EGP	107,664,850	USD	1,739,335	Citibank, N.A.	2/20/25	311,698	—
EGP	90,590,377	USD	1,449,446	Citibank, N.A.	2/20/25	276,315	—
NGN	5,359,349,909	USD	2,912,690	Standard Chartered Bank	2/24/25	577,868	—
NGN	2,716,083,583	USD	1,456,345	Standard Chartered Bank	2/24/25	312,647	—
NGN	4,159,580,543	USD	2,514,861	JPMorgan Chase Bank, N.A.	2/25/25	193,412	—
EGP	43,308,143	USD	801,261	Goldman Sachs International	2/26/25	21,868	—
EGP	94,648,825	USD	1,449,446	Citibank, N.A.	2/27/25	348,791	—
EGP	81,498,172	USD	1,468,436	HSBC Bank USA, N.A.	2/27/25	79,952	—
UZS	64,418,704,293	USD	4,576,817	ICBC Standard Bank plc	2/28/25	71,443	—
UZS	22,806,122,207	USD	1,632,507	ICBC Standard Bank plc	3/5/25	10,743	—
UZS	21,100,777,180	USD	1,495,979	JPMorgan Chase Bank, N.A.	3/17/25	19,156	—
UZS	19,658,896,895	USD	1,393,260	JPMorgan Chase Bank, N.A.	3/20/25	17,126	—
USD	3,172,432	KES	475,864,837	Standard Chartered Bank	3/21/25	—	(167,394)
EGP	2,859,077,953	USD	52,346,808	Goldman Sachs International	3/25/25	1,436,904	—
EGP	357,517,247	USD	6,572,008	Goldman Sachs International	3/26/25	150,897	—
EGP	1,034,713,000	USD	18,968,158	Bank of America, N.A.	3/27/25	481,642	—
EGP	53,780,069	USD	1,004,867	Standard Chartered Bank	4/3/25	3,376	—
USD	4,758,696	KES	693,580,000	Standard Chartered Bank	4/4/25	—	(95,641)
UZS	19,573,694,237	USD	1,378,429	JPMorgan Chase Bank, N.A.	4/4/25	9,513	—
UZS	9,422,051,685	USD	665,869	JPMorgan Chase Bank, N.A.	4/4/25	2,235	—
EGP	507,174,446	USD	9,444,589	Goldman Sachs International	4/8/25	45,724	—
TRY	261,370,000	USD	5,694,381	Standard Chartered Bank	4/8/25	30,562	—
TRY	234,960,000	USD	5,124,578	Standard Chartered Bank	4/8/25	21,891	—
USD	2,774,809	KES	405,122,112	Standard Chartered Bank	4/9/25	—	(57,816)
UZS	17,433,106,209	USD	1,217,396	Standard Chartered Bank	4/15/25	18,761	—
USD	2,774,809	KES	404,705,891	Standard Chartered Bank	4/16/25	133,777	—
UZS	100,794,050,000	USD	7,075,749	ICBC Standard Bank plc	4/17/25	97,862	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(84,561)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(84,561)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(75,317)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(346,511)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(39,469)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	65,185	—
						$45,227,924	$(33,437,732)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	174	Long	6/13/24	$ 33,225,300	$ (1,209,534)
Euro Stoxx 50 Index	(891)	Short	6/21/24	(46,373,562)	(30,891)
IFSC Nifty 50 Index	(468)	Short	5/30/24	(21,243,454)	(146,632)
S&P/TSX 60 Index	(146)	Short	6/20/24	(27,690,844)	326,387
Interest Rate Futures
U.S. 5-Year Treasury Note	398	Long	6/28/24	41,687,391	(632,229)
Euro-Bobl	(567)	Short	6/6/24	(70,452,109)	937,474
Euro-BTP	(544)	Short	6/6/24	(67,919,375)	1,522,991
Euro-Bund	(1,534)	Short	6/6/24	(212,952,101)	4,319,831
Euro-Buxl	(68)	Short	6/6/24	(9,355,678)	311,664
Euro-Schatz	(163)	Short	6/6/24	(18,284,272)	97,817
Japan 10-Year Bond	(133)	Short	6/13/24	(121,855,879)	880,342
U.S. 2-Year Treasury Note	(7)	Short	6/28/24	(1,418,594)	13,607
U.S. 10-Year Treasury Note	(799)	Short	6/18/24	(85,842,563)	263,739
U.S. Long Treasury Bond	(271)	Short	6/18/24	(30,843,188)	178,093
U.S. Ultra 10-Year Treasury Note	(148)	Short	6/18/24	(16,312,375)	432,754
U.S. Ultra-Long Treasury Bond	(530)	Short	6/18/24	(63,368,125)	3,206,709
					$10,472,122
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,383,078
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,371,909
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,371,909
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,533,736
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,653,717)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,657,832)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,668,888)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (1,949,385)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,075,317)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	138,350
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	173,587
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	35,530
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	63,038
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.53% (pays upon termination)	11/21/33	46,511
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,163,973)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(773,369)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,379,194
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	689,231
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	860,580
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	525,616
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	399,879
							$ (1,970,333)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	230,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	$ (54,569)	$ —	$ (54,569)
BRL	345,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(14,518)	—	(14,518)
BRL	483,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	72,935	—	72,935

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	163,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	$ 39,974	$ —	$ 39,974
BRL	79,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	25,606	—	25,606
BRL	901,620	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(1,866,061)	—	(1,866,061)
BRL	1,007,688	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(1,999,443)	—	(1,999,443)
CLP	40,832,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	886,029	12,225	898,254
CLP	13,713,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	361,414	—	361,414
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	375,472	—	375,472
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	223,740	—	223,740
CLP	6,085,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.22% (pays semi-annually)	12/20/33	114,026	—	114,026
CLP	15,037,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	495,279	—	495,279
CLP	10,270,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	334,134	—	334,134
CLP	4,971,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	115,731	—	115,731
CLP	12,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	272,064	—	272,064
CLP	6,705,037	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	142,613	—	142,613
CLP	12,326,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	252,250	—	252,250
CLP	6,161,963	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	111,229	—	111,229
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,658,935	—	1,658,935
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(825,119)	—	(825,119)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	$ (1,242,865)	$ —	$ (1,242,865)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,678,188)	—	(1,678,188)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(803,480)	—	(803,480)
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	141,665	—	141,665
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	647,307	—	647,307
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	445,795	—	445,795
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	133,230	—	133,230
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	330,235	—	330,235
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(415,944)	—	(415,944)
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	397,318	—	397,318
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(24,796)	(64)	(24,860)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(54,249)	—	(54,249)
CZK	569,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	442,212	—	442,212
CZK	155,489	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(17,120)	—	(17,120)
CZK	310,979	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(18,649)	—	(18,649)
CZK	467,532	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(15,813)	—	(15,813)
CZK	753,484	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	(573,605)	—	(573,605)
CZK	642,816	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	(403,938)	—	(403,938)
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(19,799)	—	(19,799)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.41% (pays annually)	3/20/34	(976,809)	—	(976,809)
CZK	680,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.43% (pays annually)	3/20/34	(1,916,679)	—	(1,916,679)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.45% (pays annually)	3/20/34	$ (924,368)	$ —	$ (924,368)
CZK	340,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.47% (pays annually)	3/20/34	(910,136)	—	(910,136)
CZK	824,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.08% (pays annually)	6/19/34	(261,693)	—	(261,693)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.11% (pays annually)	6/19/34	(68,693)	—	(68,693)
CZK	311,610	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	6/19/34	(57,882)	—	(57,882)
CZK	576,800	Pays	6-month CZK PRIBOR (pays semi-annually)	4.20% (pays annually)	6/19/34	52,951	—	52,951
CZK	357,180	Pays	6-month CZK PRIBOR (pays semi-annually)	4.27% (pays annually)	6/19/34	122,632	—	122,632
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	40,855	(45)	40,810
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	108,125	—	108,125
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	51,762	—	51,762
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	52,908	—	52,908
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	28,752	—	28,752
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	63,060	—	63,060
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	51,994	—	51,994
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,013,558	(1,497)	1,012,061
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	995,702	643	996,345
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,103,950	(106)	1,103,844
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	267,158	33	267,191
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	112,369	—	112,369
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(509,820)	—	(509,820)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(489,693)	—	(489,693)
GBP	12,044	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(455,715)	—	(455,715)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	12,269	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	$ (447,124)	$ —	$ (447,124)
GBP	15,232	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(80,679)	—	(80,679)
GBP	15,218	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(72,101)	—	(72,101)
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	42,999	—	42,999
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	187,643	—	187,643
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(543,945)	—	(543,945)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(519,465)	—	(519,465)
GBP	17,933	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(524,051)	—	(524,051)
GBP	17,726	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(507,713)	—	(507,713)
GBP	17,799	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(450,342)	—	(450,342)
HUF	4,990,512	Pays	6-month HUF BUBOR (pays semi-annually)	6.92% (pays annually)	6/19/29	16,823	—	16,823
HUF	3,342,301	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	16,826	—	16,826
HUF	5,032,188	Pays	6-month HUF BUBOR (pays semi-annually)	6.94% (pays annually)	6/19/29	28,122	—	28,122
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	605,673	—	605,673
HUF	5,920,391	Pays	6-month HUF BUBOR (pays semi-annually)	8.08% (pays annually)	5/25/33	1,618,265	—	1,618,265
HUF	1,888,482	Pays	6-month HUF BUBOR (pays semi-annually)	7.88% (pays annually)	6/5/33	438,614	—	438,614
HUF	7,257,534	Pays	6-month HUF BUBOR (pays semi-annually)	6.74% (pays annually)	6/19/34	(368,879)	—	(368,879)
HUF	1,441,968	Pays	6-month HUF BUBOR (pays semi-annually)	6.76% (pays annually)	6/19/34	(68,165)	—	(68,165)
HUF	19,475,497	Pays	6-month HUF BUBOR (pays semi-annually)	6.78% (pays annually)	6/19/34	(845,468)	—	(845,468)
HUF	2,254,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.84% (pays annually)	6/19/34	(72,363)	—	(72,363)
HUF	6,810,948	Pays	6-month HUF BUBOR (pays semi-annually)	6.99% (pays annually)	6/19/34	(27,286)	—	(27,286)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	14,714,051	Pays	6-month HUF BUBOR (pays semi-annually)	7.03% (pays annually)	6/19/34	$ 66,867	$ —	$ 66,867
INR	4,859,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(72,852)	—	(72,852)
INR	4,860,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(53,087)	—	(53,087)
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(18,213)	—	(18,213)
INR	2,429,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(7,025)	—	(7,025)
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	2,079	—	2,079
INR	2,430,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	4,680	—	4,680
INR	1,804,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	5,408	—	5,408
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	21,328	—	21,328
INR	2,429,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	30,695	—	30,695
INR	2,520,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(375,420)	—	(375,420)
INR	7,000,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(1,042,480)	—	(1,042,480)
INR	5,960,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.31% (pays semi-annually)	3/20/29	(886,404)	—	(886,404)
INR	1,134,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	6/19/29	(13,443)	—	(13,443)
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	181,624	—	181,624
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	15,726	—	15,726
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	157,205	—	157,205
JPY	3,184,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	56,581	—	56,581
JPY	6,296,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	73,613	—	73,613
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	1,357	—	1,357
JPY	57,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	1,683	—	1,683
JPY	36,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	949	—	949

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	6,992,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	$ 130,666	$ —	$ 130,666
JPY	2,841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(28,124)	—	(28,124)
JPY	3,117,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.99% (pays annually)	12/20/33	(197,522)	(123)	(197,645)
JPY	2,031,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	(224,195)	—	(224,195)
JPY	3,335,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(24,274)	(15)	(24,289)
JPY	2,826,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	502,599	—	502,599
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(70,254)	—	(70,254)
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(47,808)	—	(47,808)
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(11,713)	—	(11,713)
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(56,082)	—	(56,082)
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(53,823)	—	(53,823)
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(57,597)	—	(57,597)
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(5,758)	—	(5,758)
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	11,166	—	11,166
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	26,096	—	26,096
MXN	2,363,270	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(182,850)	—	(182,850)
MXN	6,487,980	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(647,693)	—	(647,693)
MXN	5,724,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(737,635)	—	(737,635)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	449,560	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	$ (1,477,075)	$ —	$ (1,477,075)
MXN	432,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(1,322,928)	—	(1,322,928)
MXN	267,690	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(1,160,089)	—	(1,160,089)
MXN	276,650	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(1,141,775)	—	(1,141,775)
TWD	339,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	304,980	—	304,980
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	395,567	—	395,567
TWD	458,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	368,029	—	368,029
TWD	1,079,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	846,989	—	846,989
TWD	372,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	282,181	—	282,181
TWD	1,486,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	1,105,928	—	1,105,928
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	328,931	—	328,931
TWD	451,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	325,599	—	325,599
TWD	2,187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	818,693	—	818,693
TWD	829,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(76,935)	—	(76,935)
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(484,274)	(3,174)	(487,448)
USD	5,970	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	529,702	3,681	533,383
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,705,897)	—	(1,705,897)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,703,376)	—	(1,703,376)
USD	11,800	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(322,984)	—	(322,984)
USD	11,800	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(321,642)	—	(321,642)
USD	1,908	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	312,208	87	312,295
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(848,061)	—	(848,061)
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	(390,873)	—	(390,873)
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	(789,572)	—	(789,572)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	32,400	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	$ (404,300)	$ —	$ (404,300)
USD	6,000	Pays	SOFR (pays annually)	4.11% (pays annually)	11/21/33	(132,142)	—	(132,142)
Total						$(16,274,337)	$11,645	$(16,262,692)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	86,300	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	$ 138,011
JPMorgan Chase Bank, N.A.	MYR	146,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	3/20/29	209,410
Standard Chartered Bank	MYR	195,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	3/20/29	285,365
Total							$632,786
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 8,778	1.00% (pays quarterly)(1)	6.31%	12/20/28	$ (1,637,671)	$ 2,476,055	$ 838,384
Panama	34,641	1.00% (pays quarterly)(1)	1.80	6/20/29	(1,332,295)	1,319,866	(12,429)
Total	$43,419				$(2,969,966)	$3,795,921	$825,955
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$12,213	1.00% (pays quarterly)(1)	6/20/29	$ (482,617)	$ 471,932	$ (10,685)
Finland	18,801	0.25% (pays quarterly)(1)	6/20/29	(40,134)	21,696	(18,438)
France	60,573	0.25% (pays quarterly)(1)	6/20/29	(25,057)	(13,962)	(39,019)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Germany	$ 85,444	0.25% (pays quarterly)(1)	6/20/29	$ (606,880)	$ 495,110	$ (111,770)
Hungary	13,438	1.00% (pays quarterly)(1)	6/20/29	138,725	(238,916)	(100,191)
Malaysia	383,450	1.00% (pays quarterly)(1)	6/20/29	(9,588,682)	10,044,203	455,521
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(1,946)	(3,614)	(5,560)
Markit CDX Emerging Markets Index (CDX.EM.IG.41.V1)	357,000	1.00% (pays quarterly)(1)	6/20/29	(4,326,748)	4,966,775	640,027
Philippines	147,000	1.00% (pays quarterly)(1)	6/20/29	(2,351,211)	2,145,308	(205,903)
Poland	61,949	1.00% (pays quarterly)(1)	6/20/29	(831,782)	771,505	(60,277)
Qatar	20,242	1.00% (pays quarterly)(1)	6/20/29	(541,062)	558,360	17,298
Romania	13,120	1.00% (pays quarterly)(1)	6/20/29	290,363	(364,568)	(74,205)
Saudi Arabia	132,151	1.00% (pays quarterly)(1)	6/20/29	(2,906,353)	2,819,873	(86,480)
South Africa	579,860	1.00% (pays quarterly)(1)	6/20/29	34,324,659	(38,880,819)	(4,556,160)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	1,041,791	(1,030,040)	11,751
Sweden	41,185	0.25% (pays quarterly)(1)	6/20/29	(224,856)	181,142	(43,714)
Turkey	137,050	1.00% (pays quarterly)(1)	6/20/29	11,111,835	(12,853,376)	(1,741,541)
United Kingdom	59,267	1.00% (pays quarterly)(1)	6/20/29	(2,050,263)	1,894,891	(155,372)
Total				$22,929,782	$ (29,014,500)	$ (6,084,718)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	2.40%	6/20/27	$ (42,160)	$ 95,250	$ 53,090
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	2.40	6/20/27	(42,160)	93,135	50,975
Indonesia	Barclays Bank PLC	45,000	1.00% (pays quarterly)(1)	0.76	6/20/29	538,443	(464,393)	74,050
Indonesia	BNP Paribas	22,000	1.00% (pays quarterly)(1)	0.76	6/20/29	263,524	(234,656)	28,868
Indonesia	Deutsche Bank AG	23,000	1.00% (pays quarterly)(1)	0.76	6/20/29	275,502	(226,559)	48,943

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Goldman Sachs International	$ 19,000	1.00% (pays quarterly)(1)	0.76%	6/20/29	$ 227,589	$ (187,157)	$ 40,432
Indonesia	JPMorgan Chase Bank, N.A.	18,000	1.00% (pays quarterly)(1)	0.76	6/20/29	180,224	(181,374)	(1,150)
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.86	6/20/25	(150,386)	305,765	155,379
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	3.03	6/20/27	(358,971)	527,747	168,776
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	2.99	6/20/27	(819,336)	1,230,627	411,291
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	2.99	6/20/27	(912,721)	1,369,260	456,539
Panama	Bank of America, N.A.	3,560	1.00% (pays quarterly)(1)	1.80	6/20/29	(122,077)	133,858	11,781
Panama	Bank of America, N.A.	3,660	1.00% (pays quarterly)(1)	1.80	6/20/29	(125,506)	116,021	(9,485)
Panama	Barclays Bank PLC	6,927	1.00% (pays quarterly)(1)	1.80	6/20/29	(237,536)	230,585	(6,951)
Panama	Citibank, N.A.	4,175	1.00% (pays quarterly)(1)	1.80	6/20/29	(143,166)	164,466	21,300
Panama	Deutsche Bank AG	4,345	1.00% (pays quarterly)(1)	1.80	6/20/29	(148,996)	148,857	(139)
Panama	Deutsche Bank AG	4,350	1.00% (pays quarterly)(1)	1.80	6/20/29	(149,168)	138,117	(11,051)
Panama	Goldman Sachs International	24,350	1.00% (pays quarterly)(1)	1.80	6/20/29	(834,995)	772,007	(62,988)
Panama	JPMorgan Chase Bank, N.A.	5,083	1.00% (pays quarterly)(1)	1.80	6/20/29	(174,303)	191,577	17,274
Petroleos Mexicanos	Bank of America, N.A.	63,175	1.00% (pays quarterly)(1)	1.89	3/20/25	(412,116)	932,646	520,530
Petroleos Mexicanos	Barclays Bank PLC	25,790	1.00% (pays quarterly)(1)	1.37	6/20/24	16,478	27,863	44,341
Vietnam	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(34,494)	41,987	7,493
Vietnam	BNP Paribas	7,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(48,292)	64,983	16,691
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.49	6/20/24	37,405	(8,133)	29,272
Vietnam	Goldman Sachs International	9,500	1.00% (pays quarterly)(1)	1.18	6/20/29	(65,593)	84,168	18,575
Vietnam	Goldman Sachs International	7,500	1.00% (pays quarterly)(1)	1.30	6/20/29	(75,755)	66,337	(9,418)
Total		$379,902				$ (3,358,566)	$5,432,984	$2,074,418

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	6/20/29	$ (642,021)	$ 650,030	$ 8,009
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(38,732)	(13,460)	(52,192)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(58,403)	(20,314)	(78,717)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(547,311)	(335,105)	(882,416)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/34	(856,217)	731,013	(125,204)
Total					$(2,142,684)	$1,012,164	$ (1,130,520)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $423,321,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	217,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 182,340
Citibank, N.A.	USD	32,381	5.35% on PEN 119,519,558 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/15/24	(2,125,591)
Citibank, N.A.	USD	54,140	5.94% on PEN 199,830,221 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/15/24	(2,206,517)
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	6/18/24	341,065
Citibank, N.A.	USD	61,519	Excess Return on EGP 3,545,975,000 Treasury Bill, 0.00%, 12/17/24 at 0.82 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	12/17/24	744,396
Citibank, N.A.	KRW	59,500	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	289,764

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	53,984	5.94% on PEN 198,770,371 (pays upon termination)	SOFR + 1.10% on Notional Amount (pays upon termination)	6/6/24	$ (2,387,015)
						$(5,161,558)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	1/13/33	$ 331,396
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(420,038)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(1,392,664)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	(193,596)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 6,500,579,580 (pays semi-annually)*	2.34% on CLP equivalent of CLF 178,000 (pays semi-annually)*	11/21/33	62,083
				$(1,612,819)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
KLIBOR	– Kuala Lumpur Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar

CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar

OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $2,639,356,892)	$ 2,658,645,978
Affiliated investments, at value (identified cost $36,275,308)	36,275,308
Cash	6,407,274
Deposits for derivatives collateral:
Centrally cleared derivatives	175,526,488
OTC derivatives	21,884,300
Cash collateral for securities sold short	137,350,920
Foreign currency, at value (identified cost $37,541,874)	37,610,169
Interest and dividends receivable	51,060,240
Dividends receivable from affiliated investments	845,518
Receivable for investments sold	47,770,470
Receivable for variation margin on open futures contracts	3,508,644
Receivable for open forward foreign currency exchange contracts	45,227,924
Receivable for open swap contracts	4,767,439
Upfront payments on open non-centrally cleared swap contracts	1,671,151
Receivable for closed swap contracts	4,678,577
Tax reclaims receivable	359,595
Receivable from affiliates	80,694
Trustees' deferred compensation plan	158,640
Total assets	$3,233,829,329
Liabilities
Cash collateral due to brokers	$ 4,279,000
Payable for reverse repurchase agreements, including accrued interest of $420,386	88,246,507
Written options outstanding, at value (premiums received $1,081,464)	213,958
Payable for investments purchased	94,675,391
Payable for securities sold short, at value (proceeds $175,202,063)	169,928,740
Payable for variation margin on open centrally cleared derivatives	3,227,627
Payable for open forward foreign currency exchange contracts	33,437,732
Payable for open swap contracts	9,965,132
Payable for closed swap contracts	95,518
Upfront receipts on open non-centrally cleared swap contracts	8,116,299
Payable to affiliates:
Investment adviser fee	2,144,988
Trustees' fees	9,222
Trustees' deferred compensation plan	158,640
Interest and dividends payable on securities sold short	5,107,899
Accrued foreign capital gains taxes	19,468
Accrued expenses	1,225,433
Total liabilities	$ 420,851,554
Net Assets applicable to investors' interest in Portfolio	$2,812,977,775

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $299,619)	$ 3,430,202
Dividend income from affiliated investments	4,491,840
Interest income (net of foreign taxes withheld of $973,836)	101,172,135
Other income	260,699
Total investment income	$109,354,876
Expenses
Investment adviser fee	$ 12,420,775
Trustees’ fees and expenses	54,250
Custodian fee	866,985
Legal and accounting services	97,659
Interest expense and fees	2,991,247
Interest and dividend expense on securities sold short	9,429,403
Miscellaneous	51,334
Total expenses	$ 25,911,653
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 214,149
Total expense reductions	$ 214,149
Net expenses	$ 25,697,504
Net investment income	$ 83,657,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,081,074
Written options	626,309
Securities sold short	(11,823,142)
Futures contracts	(14,285,981)
Swap contracts	(36,718,203)
Foreign currency transactions	9,580,955
Forward foreign currency exchange contracts	(12,528,324)
Non-deliverable bond forward contracts	3,158,005
Net realized loss	$ (59,909,307)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $862)	$ 168,179,744
Written options	731,804
Securities sold short	(7,997,827)
Futures contracts	5,569,661
Swap contracts	(20,226,243)
Foreign currency	1,245,070
Forward foreign currency exchange contracts	16,404,097
Net change in unrealized appreciation (depreciation)	$163,906,306
Net realized and unrealized gain	$103,996,999
Net increase in net assets from operations	$187,654,371

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 83,657,372	$ 135,016,357
Net realized loss	(59,909,307)	(197,706,941)
Net change in unrealized appreciation (depreciation)	163,906,306	252,495,787
Net increase in net assets from operations	$ 187,654,371	$ 189,805,203
Capital transactions:
Contributions	$ 287,809,575	$ 548,261,795
Withdrawals	(135,503,954)	(209,820,317)
Net increase in net assets from capital transactions	$ 152,305,621	$ 338,441,478
Net increase in net assets	$ 339,959,992	$ 528,246,681
Net Assets
At beginning of period	$ 2,473,017,783	$ 1,944,771,102
At end of period	$2,812,977,775	$2,473,017,783

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.95% (2)(3)(4)	1.68% (3)(4)	1.17% (3)(4)	1.12%	1.11% (3)	1.26% (3)
Net investment income	6.34% (2)	5.97%	6.13%	5.37%	5.69%	5.86%
Portfolio Turnover	100% (5)	56%	94%	82%	80%	71%
Total Return	7.40% (5)	9.60%	(4.83)% (3)	5.94%	6.57% (3)	8.22% (3)
Net assets, end of period (000’s omitted)	$2,812,978	$2,473,018	$1,944,771	$2,632,155	$3,045,720	$3,331,278
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.94%, 0.68%, 0.16%, 0.11%, 0.09% and 0.24% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	Annualized.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.04% and 0.05% of average daily net assets for six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 68.0%, 31.5% and 0.5%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2024 were $21,995,724 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the

Global Macro Absolute Return Advantage Portfolio
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Notes to Consolidated Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
U  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
V  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $12,420,775 or 0.94% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $133,455 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR was allocated $80,694 of the Portfolio’s operating expenses for the six months ended April 30, 2024.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 2,023,396,069	$ 1,800,387,250
U.S. Government and Agency Securities	55,381,415	18,702,712
	$2,078,777,484	$1,819,089,962
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,591,655,539
Gross unrealized appreciation	$ 178,891,952
Gross unrealized depreciation	(242,643,218)
Net unrealized depreciation	$ (63,751,266)
5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 11,815,016
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	13,449,800
Sussex Capital Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	24,047
Sussex Capital Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	305,880
Sussex Capital Ltd., Series 14, Preference Shares	6/1/21	1,466	1,038,237	1,864,819
Total Restricted Securities			$24,825,492	$27,459,562
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and cross-currency swaps contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $49,417,526. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $86,068,030 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 1,809,347	$ —	$ 1,809,347
Not applicable	—	46,907,373*	326,387*	19,922,523*	44,086,232*	111,242,515
Receivable for open forward foreign currency exchange contracts	—	—	—	45,227,924	—	45,227,924
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	523,405	1,539,165	289,764	—	1,770,661	4,122,995
Total Asset Derivatives	$523,405	$ 48,446,538	$ 616,151	$ 66,959,794	$ 45,856,893	$ 162,402,781
Derivatives not subject to master netting or similar agreements	$ —	$ 46,907,373	$ 326,387	$ 19,922,523	$ 44,086,232	$ 111,242,515
Total Asset Derivatives subject to master netting or similar agreements	$523,405	$ 1,539,165	$ 289,764	$ 47,037,271	$ 1,770,661	$ 51,160,266
Written options outstanding, at value	$ —	$ —	$ —	$ (213,958)	$ —	$ (213,958)
Not applicable	—	(26,947,557)*	(1,387,057)*	(12,773,617)*	(50,798,110)*	(91,906,341)
Payable for open forward foreign currency exchange contracts	—	—	—	(33,437,732)	—	(33,437,732)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(7,040,415)	—	—	(8,725,421)	(15,765,836)
Total Liability Derivatives	$ —	$(33,987,972)	$(1,387,057)	$(46,425,307)	$(59,523,531)	$(141,323,867)
Derivatives not subject to master netting or similar agreements	$ —	$(26,947,557)	$(1,387,057)	$(12,773,617)	$(50,798,110)	$ (91,906,341)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (7,040,415)	$ —	$(33,651,690)	$ (8,725,421)	$ (49,417,526)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 1,120,204	$ (1,120,204)	$ —	$ —	$ —	$ —
Barclays Bank PLC	2,182,327	(1,660,749)	(521,578)	—	—	—
BNP Paribas	3,516,588	(3,334,248)	(182,340)	—	—	400,000
Citibank, N.A.	13,868,909	(11,629,168)	(272,403)	—	1,967,338	—

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Deutsche Bank AG	$ 343,660	$ (343,660)	$ —	$ —	$ —	$ —
Goldman Sachs International	5,842,506	(5,842,506)	—	—	—	—
HSBC Bank USA, N.A.	5,716,600	(1,123,106)	(2,534,592)	—	2,058,902	—
ICBC Standard Bank plc	1,339,555	(1,339,555)	—	—	—	—
JPMorgan Chase Bank, N.A.	4,096,549	(1,676,933)	—	(2,419,616)	—	3,879,000
Societe Generale	1,021,485	(1,021,485)	—	—	—	—
Standard Chartered Bank	10,091,539	(8,281,883)	—	—	1,809,656	—
State Street Bank and Trust Company	11,978	(11,978)	—	—	—	—
UBS AG	2,008,366	(2,008,366)	—	—	—	—
	$51,160,266	$(39,393,841)	$(3,510,913)	$(2,419,616)	$5,835,896	$4,279,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$ (365,172)	$ —	$ 280,692	$ —	$ (84,480)	$ —
Bank of America, N.A.	(1,784,426)	1,120,204	664,222	—	—	—
Barclays Bank PLC	(1,660,749)	1,660,749	—	—	—	—
BNP Paribas	(3,711,807)	3,334,248	—	—	(377,559)	—
Citibank, N.A.	(11,629,168)	11,629,168	—	—	—	7,762,300
Deutsche Bank AG	(2,030,221)	343,660	1,686,561	—	—	—
Goldman Sachs International	(10,689,993)	5,842,506	3,786,691	—	(1,060,796)	—
HSBC Bank USA, N.A.	(1,123,106)	1,123,106	—	—	—	—
ICBC Standard Bank plc	(1,401,320)	1,339,555	61,765	—	—	—
JPMorgan Chase Bank, N.A.	(1,676,933)	1,676,933	—	—	—	—
Societe Generale	(1,910,573)	1,021,485	889,088	—	—	—
Standard Chartered Bank	(8,281,883)	8,281,883	—	—	—	9,640,000
State Street Bank and Trust Company	(304,215)	11,978	69,905	—	(222,332)	—
UBS AG	(2,847,960)	2,008,366	649,847	189,747	—	203,000
	$(49,417,526)	$39,393,841	$8,088,771	$189,747	$(1,745,167)	$17,605,300
Total — Deposits for derivatives collateral — OTC derivatives						$21,884,300
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2024 is included at Note 8.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ (1,242,797)	$ —	$ (1,242,797)
Written options	—	—	—	1,230,867	(604,558)	626,309
Futures contracts	(2,112,470)	—	(6,625,974)	—	(5,547,537)	(14,285,981)
Swap contracts	(15,710)	(65,546,839)	4,754,043	—	24,090,303	(36,718,203)
Forward foreign currency exchange contracts	—	—	—	(12,528,324)	—	(12,528,324)
Non-deliverable bond forward contracts	—	—	—	—	3,158,005	3,158,005
Total	$(2,128,180)	$(65,546,839)	$(1,871,931)	$(12,540,254)	$ 21,096,213	$(60,990,991)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (3,487,484)	$ —	$ (3,487,484)
Written options	—	—	—	731,804	—	731,804
Futures contracts	729,379	—	(3,261,758)	—	8,102,040	5,569,661
Swap contracts	469,590	(9,815,202)	2,031,723	—	(12,912,354)	(20,226,243)
Forward foreign currency exchange contracts	—	—	—	16,404,097	—	16,404,097
Total	$ 1,198,969	$ (9,815,202)	$(1,230,035)	$ 13,648,417	$ (4,810,314)	$ (1,008,165)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$126,955,000	$1,065,548,000	$3,980,285,000	$30,019,000	$7,761,963,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $165,551,000 and $43,960,000, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	2/13/24	On Demand(1)	5.55%	$ 16,084,121	$ 16,275,053
MUFG Securities Americas, Inc.	4/3/24	On Demand(1)	5.55	13,916,000	13,976,071
MUFG Securities Americas, Inc.	4/12/24	On Demand(1)	5.55	57,826,000	57,995,383
Total				$87,826,121	$88,246,507
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $101,824,000 and 5.50%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2024.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$ 1,787,500	$ —	$ (1,787,500)	$ —
Barclays Bank PLC	14,540,721	—	(13,605,933)	934,788
JPMorgan Chase Bank, N.A.	53,558,961	—	(48,920,533)	4,638,428
Nomura International PLC	19,702,921	—	(17,998,335)	1,704,586
	$89,590,103	$ —	$(82,312,301)	$7,277,802
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
MUFG Securities Americas, Inc.	$(88,246,507)	$ —	$88,246,507	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $36,275,308, which represents 1.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$230,125,366	$1,352,870,566	$(1,546,720,624)	$ —	$ —	$36,275,308	$4,491,840	36,275,308
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 145,595,508	$ —	$ 145,595,508
Common Stocks	400,277	213,301,095*	367,399	214,068,771
Convertible Bonds	—	4,564,056	—	4,564,056
Foreign Corporate Bonds	—	152,876,325	0	152,876,325
Loan Participation Notes	—	—	54,139,286	54,139,286
Reinsurance Side Cars	—	—	41,366,960	41,366,960
Senior Floating-Rate Loans	—	16,159,500	407,885	16,567,385
Sovereign Government Bonds	—	1,448,913,197	—	1,448,913,197
Sovereign Loans	—	87,565,373	—	87,565,373
U.S. Government Guaranteed Small Business Administration Loans	—	5,733,898	—	5,733,898
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	36,275,308	—	—	36,275,308
Repurchase Agreements	—	89,590,103	—	89,590,103
Sovereign Government Securities	—	289,618,200	—	289,618,200
U.S. Treasury Obligations	—	106,237,569	—	106,237,569
Purchased Currency Options	—	1,809,347	—	1,809,347
Total Investments	$ 36,675,585	$ 2,561,964,171	$ 96,281,530	$ 2,694,921,286
Forward Foreign Currency Exchange Contracts	$ —	$ 65,150,447	$ —	$ 65,150,447
Futures Contracts	12,491,408	—	—	12,491,408

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ 82,951,579	$ —	$ 82,951,579
Total	$ 49,166,993	$ 2,710,066,197	$ 96,281,530	$ 2,855,514,720
Liability Description
Securities Sold Short	$ (47,206,453)	$ (122,722,287)	$ —	$ (169,928,740)
Written Currency Options	—	(213,958)	—	(213,958)
Forward Foreign Currency Exchange Contracts	—	(46,211,349)	—	(46,211,349)
Futures Contracts	(1,841,763)	(177,523)	—	(2,019,286)
Swap Contracts	—	(92,879,274)	—	(92,879,274)
Total	$ (49,048,216)	$ (262,204,391)	$ —	$ (311,252,607)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$ 818,174	$ 0	$50,529,862	$20,158,090	$ 397,208	$ 0	$71,903,334
Realized gains (losses)	—	—	—	3,027,524	13,429	116,131	3,157,084
Change in net unrealized appreciation (depreciation)	(450,775)	—	3,147,767	182,993	670,469	—	3,550,454
Cost of purchases	—	—	—	26,000,000	—	—	26,000,000
Proceeds from sales, including return of capital	—	—	—	(8,001,647)	(699,275)	(116,131)	(8,817,053)
Accrued discount (premium)	—	—	461,657	—	26,054	—	487,711
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of April 30, 2024	$ 367,399	$ 0	$54,139,286	$41,366,960	$ 407,885	$ 0	$96,281,530
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(450,775)	$ —	$ 3,147,767	$ 2,294,447	$ 245,091	$ —	$ 5,236,530
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 367,399	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	54,139,286	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	407,885	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.55% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024